Critical Accounting Estimates and Assumptions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($)
Accounting for Programming
Expected Future Benefit Period	5 years
Percentage Of Production Cost Expensed	70.00%
Hypothetical decrease in expected future revenue	10.00%
Expected Decrease In Revenue	$ (349,704)
Expected increase in programming amortization expense	$ 349,704